WRL FREEDOM ENHANCER®

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement Dated December 12, 2011

to the

Prospectus dated May 1, 2008

Effective on or about December 12, 2011, the following subaccount name changes will occur:

Current Subaccount Name(1)	New Subaccount Name
Transamerica Asset Allocation – Conservative VP	TA Asset Allocation – Conservative
Transamerica Asset Allocation – Growth VP	TA Asset Allocation – Growth
Transamerica Asset Allocation – Moderate VP	TA Asset Allocation – Moderate
Transamerica Asset Allocation – Moderate Growth VP	TA Asset Allocation – Moderate Growth
Transamerica International Moderate Growth VP	TA International Moderate Growth
Transamerica AEGON High Yield Bond VP	TA AEGON High Yield Bond
Transamerica AEGON Money Market VP	TA AEGON Money Market
Transamerica AEGON U.S. Government Securities VP	TA AEGON U.S. Government Securities
Transamerica Index 50 VP	TA Vanguard ETF Index – Balanced
Transamerica Index 75 VP	TA Vanguard ETF Index – Growth
Transamerica AllianceBernstein Dynamic Allocation VP	TA AllianceBernstein Dynamic Allocation
Transamerica BlackRock Large Cap Value VP	TA BlackRock Large Cap Value
Transamerica Clarion Global Real Estate Securities VP	TA Clarion Global Real Estate Securities
Transamerica JPMorgan Core Bond VP	TA JPMorgan Core Bond
Transamerica JPMorgan Enhanced Index VP	TA JPMorgan Enhanced Index
Transamerica JPMorgan Mid Cap Value VP	TA JPMorgan Mid Cap Value
Transamerica JPMorgan Tactical Allocation VP	TA JPMorgan Tactical Allocation
Transamerica Multi-Managed Balanced VP	TA Multi-Managed Balanced
Transamerica Jennison Growth VP	TA Jennison Growth
Transamerica MFS International Equity VP	TA MFS International Equity
Transamerica Morgan Stanley Capital Growth VP	TA Morgan Stanley Capital Growth
Transamerica Morgan Stanley Growth Opportunities VP	TA Morgan Stanley Growth Opportunities
Transamerica Morgan Stanley Mid-Cap Growth VP	TA Morgan Stanley Mid-Cap Growth
Transamerica Multi Managed Large Cap Core VP	TA Multi Managed Large Cap Core
Transamerica PIMCO Total Return VP	TA PIMCO Total Return
Transamerica Systematic Small/Mid Cap Value VP	TA Systematic Small/Mid Cap Value
Transamerica T. Rowe Price Small Cap VP	TA T. Rowe Price Small Cap
Transamerica Third Avenue Value VP	TA Third Avenue Value
Transamerica WMC Diversified Equity VP	TA WMC Diversified Equity
Transamerica WMC Diversified Growth VP	TA WMC Diversified Growth

(1)	Also the name of the underlying fund portfolio the subaccount invests in. The underlying fund portfolio name is not changing.

Effective on or about December 30, 2011, the following subaccount mergers will occur:

Existing Subaccount	Acquiring Subaccount
TA Morgan Stanley Growth Opportunities	TA Morgan Stanley Mid Cap Growth
TA WMC Diversified Equity	TA WMC Diversified Growth

Any references in the Prospectus to the subaccounts are hereby changed as noted above.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Enhancer® dated May 1, 2008